Asset Acquisitions (Narrative) (Details) - USD ($) $ in Thousands		1 Months Ended
	Aug. 02, 2016	Sep. 30, 2011	Dec. 31, 2015	Dec. 31, 2014	Jan. 31, 2010
Business Acquisition [Line Items]
Equity method investment, ownership percentage			50.00%
Goodwill, net			$ 685,310	$ 685,310
Other Acquisitions
Refund from Tax Settlement	$ 160,000
Minimum
Other Acquisitions
Obligation to fund certain pre-development costs, annual amount			1,000
Maximum
Other Acquisitions
Obligation to fund certain pre-development costs, annual amount			2,000
Development Agreement
Business Acquisition [Line Items]
Purchase price		$ 24,500
Peninsula
Business Acquisition [Line Items]
Goodwill, net			$ 471,734
Parent Only [Member]
Business Acquisition [Line Items]
Equity method investment, ownership percentage					49.00%
MDDHC [Member]
Business Acquisition [Line Items]
Equity method investment, ownership percentage					1.00%
Borgata [Member]
Other Acquisitions
Refund from Tax Settlement	$ 140,000